Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 7—GOODWILL AND INTANGIBLE ASSETS

There has been no change in the carrying amount of goodwill of $21,720 for the years ended December 31, 2014 and December 31, 2013.

Management performs an annual evaluation of goodwill for impairment, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Company’s goodwill during the fourth quarter of 2014. In performing its evaluation, management obtained several commonly used financial ratios from pending and completed purchase transactions for banks based in the Midwest. Management used these ratios to determine an implied market value for the Company. The implied market value was then used to determine whether or not additional testing was required. Based on this test, management concluded that the Company’s goodwill was not impaired at December 31, 2014.

Acquired Intangible Assets
Acquired intangible assets were as follows as of year end.
	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit and other intangibles	$6,688	$5,165	$11,619	$9,326

Aggregate amortization expense was $769 and $846 for 2014 and 2013.

Estimated amortization expense for each of the next three years and thereafter is as follows.

2015	$554
2016	522
2017	447
Thereafter	—

$1,523